CONVERTIBLE DEBENTURES (Tables)	3 Months Ended
Mar. 31, 2022
SUMMARY OF DEBT COMPONENT

	$ CAD	$ USD

Year ended December 31, 2021
Opening balance	9,299	7,283
Interest expense	4,294	3,427
Value of shares issued to settle interest payable	(1,791)	(1,433)
Exchange differences	-	(39)
Closing balance	11,802	9,238

Period ended March 31, 2022
Opening balance	11,802	9,238
Interest expense	1,041	822
Exchange differences	-	239
Closing balance	12,843	10,299